Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Corporate/bank owned life insurance	$ 4,360		$ 4,216
Accounts receivable	4,255		4,208
Income taxes receivable	3,099		2,573
Equity in joint ventures and other investments	2,664	[1]	2,677	[1]
Fails to deliver	1,148		961
Software	1,117		986
Fair value of hedging derivatives	989		1,600
Prepaid expenses	508		784
Prepaid pension assets	419		144
Due from customers on acceptances	376		321
Other	1,533		1,369
Total other assets	$ 20,468		$ 19,839

[1]	Includes Federal Reserve Bank stock of $436 million and $429 million, respectively, at cost.